Document and Entity Information	Aug. 06, 2019
Cover [Abstract]
Entity Registrant Name	GULFPORT ENERGY CORP
Amendment Flag	false
Entity Central Index Key	0000874499
Document Type	8-K
Document Period End Date	Aug. 06, 2019
Entity Incorporation State Country Code	DE
Entity File Number	000-19514
Entity Tax Identification Number	73-1521290
Entity Address, Address Line One	3001 Quail Springs Parkway
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73134
City Area Code	(405)
Local Phone Number	252-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	GPOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false